COVER	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity Registrant Name	Legend Biotech Corporation
Entity Central Index Key	0001801198
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Amendment Flag	false